Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Inventory, Net [Abstract]
Metals in process	$ 187	$ 184
Gold on hand (dore/bullion)	55	77
Ore stockpiles	398	324
Uranium oxide and sulfuric acid	25	43
Supplies	279	255
Inventory Gross	944	883
Less: Materials on the leach pad	(97)	(91)
Net Short Term Inventories	847	792
Inventory, Noncurrent [Abstract]
Metals in process	367	331
Ore stockpiles	54	27
Inventory Gross Long Term	421	358
Less: Materials on the leach pad	(367)	(331)
Inventory, Noncurrent	$ 54	$ 27